Annual Total Returns - Voya Russell Small Cap Index Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Russell Small Cap Index Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(4.45%)
2012	15.53%
2013	38.04%
2014	4.38%
2015	(5.03%)
2016	20.56%
2017	13.65%
2018	(11.68%)
2019	24.57%
2020	18.93%